22 Income tax (''IR'') and social contribution (''CSL'') (Details Narrative)	12 Months Ended
Dec. 31, 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax rate losses	75.00%
Losses expire	10 years
BRAZIL
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax rates	34.00%
Tax rate losses	30.00%